Net financial income (loss) - Summary of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net Financial Income (Loss) [Abstract]
Income from cash and cash equivalents	€ 450	€ 6
Foreign exchange gains	370	2,459
Other financial income	0	0
Total financial income	820	2,465
Interest cost	(3,714)	(2,602)
Debt restructuring valuation impact	809	0
IFRS 16 related interests	(103)	(122)
Foreign exchange losses	(537)	(216)
Total financial expenses	(3,545)	(2,940)
Financial income (loss)	€ (2,725)	€ (474)